SHAREHOLDERS' EQUITY - Ordinary Shares (Details) - USD ($)				1 Months Ended	12 Months Ended
	Aug. 20, 2020	Jan. 04, 2019	Dec. 26, 2018	Dec. 26, 2018	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jan. 26, 2018
STOCKHOLDERS' EQUITY
Common stock, shares authorized						50,000,000	50,000,000
Common stock par value, per share						$ 0.001	$ 0.001
Common stock, shares issued						11,675,216	11,675,216
Proceeds from ordinary share amount					$ 110,747
Underwriter Warrants
STOCKHOLDERS' EQUITY
Warrants issued		126,082
IPO
STOCKHOLDERS' EQUITY
Public offering price			$ 5	$ 5
Proceeds from ordinary share amount				$ 6,207,295
Cost related to sold of ordinary shares			$ 2,103,816	$ 2,103,816
IPO | Network 1 Financial Securities, Inc.
STOCKHOLDERS' EQUITY
Ordinary shares sold (in shares)		19,361	1,241,459	1,241,459
IPO | Underwriter Warrants | Network 1 Financial Securities, Inc.
STOCKHOLDERS' EQUITY
Public offering price			$ 5	$ 5
Percentage of public offering price as warrants exercise price				125.00%
Warrants expiration period			5 years	5 years
Period for registration rights				5 years
Percentage of total number of ordinary shares sold as warrants granted				10.00%
Second closing of IPO
STOCKHOLDERS' EQUITY
Ordinary shares sold (in shares)		19,361
Proceeds from ordinary share amount		$ 96,805
Share price		$ 5
Payment on direct cost		$ 26,399
Security Purchase Agreement
STOCKHOLDERS' EQUITY
Common stock, shares authorized	34,396
Common stock par value, per share	$ 3.3
Proceeds from ordinary share amount	$ 113,507
MDJCC Limited
STOCKHOLDERS' EQUITY
Common stock, shares issued								10,380,000